Time Deposits with Original Maturity Over Three Months/Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Time Deposits With Banks [Line Items]
Description of periods when cash flows expected to occur	12 months	12 months
Bottom of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	0.01%	0.01%
Top of Range [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	3.05%	0.05%
Fixed Interest Rate [Member]
Disclosure Of Time Deposits With Banks [Line Items]
Time deposits, interest rate	3.70%